Schedule of loan receivables (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Line of Credit Facility [Line Items]
Loan receivable		$ 400,872
Allen Peter Anthony [Member]
Line of Credit Facility [Line Items]
Loan receivable		$ 400,872
Maturities	October 2026
Interest	One-time fee of US $7,000
Collateral/Guarantee	None